Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	$ 73,150	$ 2,332	$ 68,970
Listed stocks [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	53,747		53,747
Valuation adjustments [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	$ 19,403		$ 15,223